Subsidiaries	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Subsidiaries

19	Subsidiaries

The Group’s subsidiaries on March 31, 2026, from a legal perspective following the group reorganization, are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares. The country of incorporation or registration is also their principal business place of business.

Name of entities	Place of business/ country of incorporation	Registered share capital		Ownership interest held by the group
		2026 Share issued	2025 Share issued	2026%	2025%
IMC Rare Earths Ltd	St Vincent and the Grenadines	1	1	100	100
IMC Rare Earths Participacoes Ltda.	Brazil	1,000	1,000	100	100
Niobium Brazil Importacao e Exportacao Ltda.	Brazil	50,000	50,000	100	100
Ionic Clays Brazil Ltda	Brazil	1,000	1,000	100	Nil